ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Mar. 31, 2017
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

5.ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the movement in the allowance for doubtful accounts for the years ended March 31, 2015, 2016 and 2017, is as follows:

	Thousands of Yen
	2015	2016	2017
Balance at beginning of year	¥—	¥25,374	¥75,269
Provision for doubtful accounts	26,431	59,358	89,474
Translation adjustment	(1,057)	(9,463)	892
Balance at end of year	¥25,374	¥75,269	¥165,635